Investments in Securities - Schedule of Investments in Securities Using Predominantly Unobservable Inputs (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / bbl	Dec. 31, 2016 USD ($)
Disclosure Of Investments In Securities [Abstract]
Valuation assumption, decrease in oil price | $ / bbl	10
Impact on carrying amount due to oil price decrease | $	$ 99	$ 110